Consolidated Statements of Financial Position (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Statement of financial position [abstract]
Receivables due from related parties	$ 322	$ 372
Trade accounts payable and other to related parties	$ 291	$ 360
Shares authorized (in shares)	1,111,418,599	1,111,418,599
Shares issued (in shares)	852,809,772	852,809,772
Shares outstanding (in shares)	768,546,622	819,271,756
Treasury shares (in shares)	84,263,150	33,538,016